Long-Term Debt, $11.0 Million Term Loan Facility (Details) - USD ($)		3 Months Ended	6 Months Ended
	Jan. 16, 2024	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Long-Term Debt [Abstract]
Repayment of loan			$ 43,383,257	$ 23,131,200
$11.0 Million Term Loan Facility [Member]
Long-Term Debt [Abstract]
Face amount			$ 11,000,000
Margin on variable rate		0.045%
$11.0 Million Term Loan Facility [Member] | M/V Magic Moon [Member]
Long-Term Debt [Abstract]
Repayment of loan	$ 2,400,000